INCOME TAXES - Reconciliation of income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Reconciliation of income taxes computed at statutory federal income tax rate to effective income tax rate
Income taxes at the statutory rate					$ 14,619	$ 11,223	$ 22,850
Increase (decrease) resulting from:
State Income taxes, net of federal tax effect					2,030	212	551
Nondeductible expenses					248	180	179
Domestic production activities deduction						(121)	(1,191)
Research and development tax credits					(578)	(656)	(3,254)
Nontaxable income attributable to noncontrolling interest						223	(2,184)
Excess tax benefits related to stock-based compensation					(2,396)	(803)
Enactment of the Tax Act						5,737
Nondeductible interest expense					4	637
Revaluation of deferred tax assets for state income taxes					(1,154)	(36)	(27)
Other					(921)	62	(427)
Income tax expense	$ 7,080	$ 3,125	$ 14,824	$ 7,161	$ 11,852	$ 16,658	$ 16,497
Statutory federal income tax rate					21.00%	35.00%	35.00%